Debt	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Debt
17. DEBT
This note provides information about the contractual terms of the Group’s interest-bearing loans and borrowings, which are measured at amortized cost.

	Currency	Nominal Interest Rate	Year of Maturity	2020 Face Value	2020 Carrying Amount	2020 Fair Value	2021 Face Value	2021 Carrying Amount	2021 Fair Value
Unsecured Loan	USD	2.00%	2024	$18,000	$18,000	$18,849	$14,242	$14,242	$14,557
Convertible Notes	USD	5.00%	2024	75,156	59,113	62,530	—	—	—
2020 Convertible Notes	USD	10.00%	2021	75,370	146,844	146,844	—	—	—
2020 Senior Secured Loans	USD	8.00%	2022	65,000	62,339	62,351	—	—	—
2021 Senior Secured Loans	USD	8.00%	2024	—	—	—	300,000	286,815	283,893
Instrument Financing Loans	EUR	1.70-2.60%	2022-2023	676	676	676	263	263	263
2020 Convertible Notes
In April 2020, the Company opened a 2020 Funding Round, pursuant to which it had received commitments from investors to lend funds to the Company up to the amount of $148,900 in aggregate. The committed amounts were available for drawdown by the Company for the period (the “Call Option Period”) starting on July 1, 2020 and ending on October 31, 2020. Following a call of the funds and receipt of the committed amounts, the Company agreed to issue relevant Loan Note certificates (“2020 Convertible Notes”) to the Investors in respect of their relevant actual committed amounts. The relevant 2020 Convertible Notes shall be for a term of 360 days from the date of issue and shall entitle its holders to 10% interest from the date of issue of such 2020 Convertible Notes. Such interest will be paid on the date the relevant 2020 Convertible Notes are repaid.
In consideration for committing to lend their respective committed amounts to the Company, the Company agreed to pay to the relevant Investors agreeing to lend the Committed Amounts: (i) a commitment fee to be satisfied by the issue to such Investors of a total of up to a maximum of 16,528 warrants over common shares, to be allocated between such Investors based on their to their Actual Committed Amounts (the “Consideration Shares”) and (ii) cash fee, in aggregate, equivalent to one (1) per cent of the total aggregate amount raised by the Company pursuant to the Offer, to be allocated between the Investors pro rata to their Actual Committed Amounts (the “Cash Fee”).
On July 1, 2020, the Company called and received $74,300 of the committed amount. In November 2020 warrants for 16,528 shares were issued to the Investors and recorded in Other reserves in equity. These 2020 Convertible Notes automatically convert into common shares upon an initial public offering at a share price not more than the fully diluted share capital divided by $1,800,000 and not less than the fully diluted share capital divided by $3,600,000 depending on the number of instruments sold during 2020.
The variable conversion feature constitutes an embedded derivative as the conversion feature is a component of the host instrument that would allow for the cash flows of the combined instrument to be changed according to the value of a financial variable. In accordance with IFRS 9, the Company has elected to record the entire instrument at fair value through profit or loss.
In connection with the September 2021 merger (
Note
27
), the 2020 Convertible Notes converted into Common Shares.
2020 Senior Secured Loan
In October 2020, the Company entered into a senior secured term loan and security agreement (“2020 Senior Secured Loan”) to borrow up to $100,000. The Company borrowed $65,000 in October 2020 which was used, in part, to repay the Senior Secured Loan. Under the terms of the 2020 Senior Secured Loan an additional $35,000 was available upon the achievement of certain commercial milestones. On January 13, 2021, the Company achieved the commercial milestones and drew an additional $35,000 on the 2020 Senior Secured Loan.
The 2020 Senior Secured Loan is subject to an interest rate of 8.0% per annum payable in quarterly installments, which, under the terms of the 2020 Senior Secured Loan, was due to increase after January 31, 2021 if an “IPO” or “Qualifying Investment” was not completed before January 31, 2021. The issuance of the Series B Preferred Shares in November 2020 constitutes a “Qualifying Investment” for the purposes of the 2020 Senior Secured Loan, and therefore, the interest rate will remain at 8% per annum for the term of the 2020 Senior Secured Loan. The 2020 Senior Secured Loan also provides an ability to incur additional incremental term loans, or incremental term loans, in an aggregate amount of up to $150,000 during the initial
12
month period on an uncommitted basis. The Senior Secured Loan matures October 5, 2022. Debt issuance costs were recorded as a reduction of the proceeds. The discount on the issuance will be recognized using the effective interest method until the maturity date of October 5, 2022.
In connection with the 2020 Senior Secured Loan, on November 6, 2020 the Company issued warrants to purchase up to 1,000 common shares at an exercise price equal to $4,644.96 per common share, recorded in Other Reserves (
Note 14
).
On January 15, 2021 the Group agreed to borrow $40,000 in incremental term loans under and on substantially the same terms as the 2020 Senior Secured Loan.
2021 Senior Secured Loan
On March 23, 2021, the Group refinanced the $100,000 in outstanding amounts under the 2020 Senior Secured Loan and the $40,000 borrowed in January 2021 with a $300,000 loan (“2021 Senior Secured Loan”). The loan matures in three years and bears interest at 8% annually, paid quarterly. Debt issuance costs were recorded as a reduction of the proceeds. The discount on the issuance will be recognized using the effective interest method until the maturity date.
In connection with the 2021 Senior Secured Loan, the Company issued warrants to purchase up to 1,485,848 common shares at an exercise price equal to $10.00 per common share, recorded in Other Reserves (
Note 14
).
Convertible Notes
In October and December 2019, the Company issued convertible loan notes (“Convertible Notes”) in an aggregate value of $75,156. The Convertible Notes have a five year maturity from their date of issue and carry an interest rate of 5%, paid semi-annually. Holders may convert the Convertible
Notes into Common Shares of the Company at their election at a fixed price. Convertible Notes automatically convert into Common Shares upon a qualifying IPO. The Company may force conversion of the Convertible Notes on a qualifying equity funding round. In the event the Company is prevented by a senior creditor from repaying the Convertible Notes upon maturity, the Convertible Note holder may choose to extend the maturity of the Convertible Notes. Of the Convertible Notes issued, $1,353 of notes were issued in settlement of debt issuance costs on January 2, 2020 and have been included in the balance at December 31, 2019.
The outstanding Convertible Notes have been treated as a compound instrument in accordance with IFRS 9 as the Company has a contractual obligation to deliver: i) cash upon maturity; and/or ii) a requirement to deliver A Ordinary shares upon conversion. In 2020, the issue date fair value of the conversion feature of the Convertible Notes was recorded as $17,065 in Other reserves (
Note 14
).
In connection with the September 2021 merger (
Note
27)
, these Convertible Notes converted into A Ordinary Shares.
Senior Secured Loans
On September 20, 2019, LumiraDx Investment Ltd, a subsidiary of the Company, issued Senior Secured Loans in the amount of $40,000. The Senior Secured Loans are secured generally by all the Group’s assets and mature on September 20, 2023. The Senior Secured Loans carry an interest rate of 11.5% paid quarterly. The Group can draw two additional loans in the amount of $25,000 each upon the achievement of certain commercial milestones. The Company also issued the lenders 2,284 10 year warrants to purchase A Ordinary Shares at a fixed price of $1,459.89 per share.
The fair value of the warrants was recorded in Other reserves in equity. Senior Secured Loans were recorded at a fair value of $37,265. Debt issuance costs were recorded as a reduction of the proceeds. The discount on the issuance will be recognized using the effective interest method until the maturity date of September 20, 2023.
In October 2020, in connection with the issuance of the 2020 Senior Secured Loan, LumiraDx Investment Ltd settled the balance of the Senior Secured Loans with a payment of $43,600, including $3,600 incurred as a prepayment penalty (
Note 6
).
Unsecured Loans
On October 17, 2019, the Group issued an Unsecured Loan in the amount of $18,000 to a tax-exempt
private foundation. The terms of the loan include restrictions on the use of the proceeds for specific programs and commitments to provide access to the Group’s future products to support the foundation’s charitable purposes. The Unsecured Loan matures on October 17, 2024. The Unsecured Loan carries an interest rate of 2% paid quarterly.
Instrument Financing Loans
Instrument financing loans are used to finance the cost of installing instruments at customer locations where the Group retains title of the instruments.

Balance at January 1, 2020	$111,923
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2020 Convertible Notes	70,917
2020 Senior Secured Loan	62,391
Repayments of borrowings
Senior Secured Loans	(40,000)
Instrument Financing Loans	(396)

Total changes from financing cash flows	92,912
Other changes
Warrants
2020 Convertible Notes	(32,531)
2020 Senior Secured Loan	(407)
Loss on extinguishment of debt
Senior Secured Loans	2,047
Change in fair value
2020 Convertible Notes	102,548
Amortization of debt issuance costs
Convertible Notes	3,636
Senior Secured Loans	500
2020 Convertible Notes	5,909
2020 Senior Secured Loan	355
Foreign exchange impact
Instrument Financing Loans	80

Total other changes	82,137
Balance at December 31, 2020	286,972
Less: Debt due within one year	(147,238)

$139,734
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs
2020 Senior Secured Loan	$34,125
Incremental term loan	39,000
2021 Senior Secured Loan	288,513
Instrument Financing Loans	192
Repayments of borrowings
2020 Senior Secured Loan	(100,000)
Incremental term loan	(40,000)
Instrument Financing Loans	(552)

Total changes from financing cash flows	221,278

Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20	$(3,758)
Warrants
2021 Senior Secured Loan	(5,136)
Conversion to equity
Convertible Notes	(61,980)
2021 Convertible Notes	(125,652)
Loss on extinguishment of debt
2020 Senior Secured Loan	3,170
Incremental term loan	1,000
Change in fair value
2021 Convertible Notes	(52,267)
Amortization of debt issuance costs
2020 Senior Secured Loan	366
Convertible Notes	2,866
2021 Convertible Notes	31,075
2021 Senior Secured Loan	3,438
Foreign exchange impact
Instrument Financing Loans	(52)

Total other changes	(206,930)
Balance at December 31, 2021	301,320
Less: Debt due within one year	(191)

$301,129